SHAREHOLDERS' EQUITY - Warrants (Details)		4 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 d $ / shares
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants		30 days
Public Warrants exercisable term from the closing of the initial public offering	1 year
Warrant term	5 years	5 years
Threshold period for filling registration statement after business combination	20 days
Maximum Threshold Period For Registration Statement To Become Effective After Business Combination	60 days
Threshold trading days for redemption of public warrants | d		20
Threshold consecutive trading days for redemption of public warrants | d		30
Percentage of gross proceeds on total equity proceeds	60.00%
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Adjustment of redemption price of stock based on market value and newly issued price 1 (as a percent)	18,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	150 days	150 days
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Redemption price per public warrant (in dollars per share)	0.01
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	10.00
Share price	0.10	$ 0.10
Class A common stock | Maximum
Class of Warrant or Right [Line Items]
Share price	$ 9.20	$ 9.20